Inventories (Schedule of Inventories) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2016	Dec. 31, 2015
Inventory [Line Items]
Finished goods	¥ 373,337	¥ 357,115
Work in process	143,298	130,258
Raw materials	44,101	14,522
Inventories (Note 4)	¥ 560,736	¥ 501,895